Investment Strategy	Apr. 30, 2026
Federated Hermes Intermediate Corporate Bond Fund
Prospectus [Line Items]
Strategy [Heading]	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCEWhat are the Fund’s Main Investment Strategies?
Strategy Narrative [Text Block]	The Fund invests in a diversified portfolio of investment-grade, fixed-income securities consisting primarily of corporate debt securities, U.S. government mortgage-backed securities, and U.S. Treasury and agency securities.The Fund’s investment adviser (the “Adviser”) seeks to enhance the Fund’s performance by allocating relatively more of its portfolio to the security type that the Adviser expects to offer the best balance between current income and risk. Some of the corporate debt securities in which the Fund invests are considered to be “foreign securities,” which are securities of issuers based outside of the United States. The foreign securities in which the Fund invests will be predominately denominated in U.S. dollars. Investment-grade securities are rated in one of the four highest categories (BBB or higher) by a nationally recognized statistical rating organization (NRSRO), or if unrated, of comparable quality as determined by the Adviser. The Fund may invest in derivative contracts (such as, for example, futures contracts) and/or hybrid instruments to implement elements of its investment strategy. For example, the Fund may use derivative contracts or hybrid instruments to increase or decrease the portfolio’s exposure to the investment(s) underlying the derivative contract or hybrid instrument in an attempt to benefit from changes in the value of the underlying investment(s). There can be no assurance that the Fund’s use of derivative contracts or hybrid instruments will work as intended. Derivative investments made by the Fund are included within the Fund’s 80% policy (as described below) and are calculated at market value. Consistent with the Fund’s benchmark, the Fund may, from time to time, have larger allocations to certain broad market sectors in attempting to achieve its investment objective. The Fund intends to invest in the securities of U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, to a lesser extent, the Fund may invest in certain GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities.Although the value of the Fund’s Shares will fluctuate, the Adviser will seek to manage the magnitude of fluctuation by limiting, under normal market conditions, the Fund’s dollar-weighted average maturity to between three and ten years and dollar-weighted average duration to between three and seven years. Maturity reflects the time until a fixed-income security becomes payable. Duration measures the price sensitivity of a fixed-income security to changes in interest rates. The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in corporate fixed-income investments. The Fund will notify shareholders at least 60 days in advance of any change in this investment policy.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund invests in a diversified portfolio of investment-grade, fixed-income securities consisting primarily of corporate debt securities, U.S. government mortgage-backed securities, and U.S. Treasury and agency securities.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund’s investment adviser (the “Adviser”) seeks to enhance the Fund’s performance by allocating relatively more of its portfolio to the security type that the Adviser expects to offer the best balance between current income and risk. Some of the corporate debt securities in which the Fund invests are considered to be “foreign securities,” which are securities of issuers based outside of the United States. The foreign securities in which the Fund invests will be predominately denominated in U.S. dollars. Investment-grade securities are rated in one of the four highest categories (BBB or higher) by a nationally recognized statistical rating organization (NRSRO), or if unrated, of comparable quality as determined by the Adviser. The Fund may invest in derivative contracts (such as, for example, futures contracts) and/or hybrid instruments to implement elements of its investment strategy. For example, the Fund may use derivative contracts or hybrid instruments to increase or decrease the portfolio’s exposure to the investment(s) underlying the derivative contract or hybrid instrument in an attempt to benefit from changes in the value of the underlying investment(s). There can be no assurance that the Fund’s use of derivative contracts or hybrid instruments will work as intended. Derivative investments made by the Fund are included within the Fund’s 80% policy (as described below) and are calculated at market value. Consistent with the Fund’s benchmark, the Fund may, from time to time, have larger allocations to certain broad market sectors in attempting to achieve its investment objective. The Fund intends to invest in the securities of U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, to a lesser extent, the Fund may invest in certain GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in corporate fixed-income investments.
Federated Hermes Short-Term Income Fund
Prospectus [Line Items]
Strategy [Heading]	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCEWhat are the Fund’s Main Investment Strategies?
Strategy Narrative [Text Block]	In pursuing its principal investment strategies, the Fund invests in a diversified portfolio of fixed-income securities consisting of U.S. government and privately issued mortgage-backed and asset-backed securities, corporate debt securities and U.S. Treasury and agency securities.In addition, at least 65% of the Fund’s securities must be rated A or higher (or, for short-term instruments, in one of the two highest rating categories) by a nationally recognized statistical rating organization (NRSRO). The Fund may invest up to 35% of its assets in noninvestment-grade, fixed-income securities. The Fund may also invest a portion of its portfolio in securities of issuers based outside of the United States. The Fund’s investment adviser (the “Adviser”) seeks to enhance the Fund’s performance by allocating relatively more of its portfolio to the security type that the Adviser expects to offer the best balance between current income and risk. The Fund may invest in derivative contracts, in particular, futures contracts, option contracts and swap contracts and/or hybrid instruments, to implement elements of its investment strategy. For example, the Fund may use derivative contracts or hybrid instruments to increase or decrease the portfolio’s exposure to the investment(s) underlying the derivative contract or hybrid instrument. There can be no assurance that the Fund’s use of derivative contracts or hybrid instruments will work as intended. Derivative investments made by the Fund that provide investment exposure to investments suggested by the Fund’s name are included within the Fund’s 80% policy and are calculated at notional value. The Fund may invest its assets in securities of other investment companies, including affiliated money market funds and funds advised by the Adviser or its affiliates, as an efficient means of implementing its investment strategies and/or managing its uninvested cash.Although the value of the Fund’s Shares will fluctuate, the Adviser will seek to manage the magnitude of fluctuation by limiting the Fund’s dollar-weighted average duration within a range of one to three years and, in any event, to not more than three years. Duration measures the price sensitivity of a fixed-income security to changes in interest rates. Under normal market conditions, the Fund’s dollar-weighted average maturity is expected to be three years or less. Certain of the government securities in which the Fund invests are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in government securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association (“Ginnie Mae”). Finally, the Fund may invest in government securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in fixed-income investments. The Fund will notify shareholders at least 60 days in advance of any change in this investment policy.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	In pursuing its principal investment strategies, the Fund invests in a diversified portfolio of fixed-income securities consisting of U.S. government and privately issued mortgage-backed and asset-backed securities, corporate debt securities and U.S. Treasury and agency securities.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	In addition, at least 65% of the Fund’s securities must be rated A or higher (or, for short-term instruments, in one of the two highest rating categories) by a nationally recognized statistical rating organization (NRSRO). The Fund may invest up to 35% of its assets in noninvestment-grade, fixed-income securities. The Fund may also invest a portion of its portfolio in securities of issuers based outside of the United States. The Fund’s investment adviser (the “Adviser”) seeks to enhance the Fund’s performance by allocating relatively more of its portfolio to the security type that the Adviser expects to offer the best balance between current income and risk. The Fund may invest in derivative contracts, in particular, futures contracts, option contracts and swap contracts and/or hybrid instruments, to implement elements of its investment strategy. For example, the Fund may use derivative contracts or hybrid instruments to increase or decrease the portfolio’s exposure to the investment(s) underlying the derivative contract or hybrid instrument. There can be no assurance that the Fund’s use of derivative contracts or hybrid instruments will work as intended. Derivative investments made by the Fund that provide investment exposure to investments suggested by the Fund’s name are included within the Fund’s 80% policy and are calculated at notional value. The Fund may invest its assets in securities of other investment companies, including affiliated money market funds and funds advised by the Adviser or its affiliates, as an efficient means of implementing its investment strategies and/or managing its uninvested cash.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in fixed-income investments.